Summary of Changes in Long Term Borrowings (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of long term debt [Line Items]
Beginning balance	$ 1,730,437	$ 1,906,934
Proceeds from issue of senior notes		509,180
Redemption and repurchase of unsecured senior notes	(168,722)	(571,975)
Debt issuance costs		(9,196)
Changes from financing cash flows		(71,991)
Non-cash changes:
Loss (gain) on redemption and repurchase of unsecured senior notes	(5,672)	9,021
Amortization of debt issue costs	4,984	8,173
Foreign exchange adjustment	145,226	(121,700)
Ending balance	1,706,253	1,730,437
Financing:
Redemption and repurchase of unsecured senior notes	(168,722)	(571,975)
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Beginning balance	1,758,519	1,933,993
Proceeds from issue of senior notes		509,180
Redemption and repurchase of unsecured senior notes	(168,722)	(571,975)
Changes from financing cash flows		(62,795)
Non-cash changes:
Loss (gain) on redemption and repurchase of unsecured senior notes	(5,672)	9,021
Foreign exchange adjustment	145,226	(121,700)
Ending balance	1,729,351	1,758,519
Financing:
Redemption and repurchase of unsecured senior notes	(168,722)	(571,975)
Debt Issue Costs [Member]
Disclosure of long term debt [Line Items]
Beginning balance	(28,082)	(27,059)
Debt issuance costs		(9,196)
Changes from financing cash flows		(9,196)
Non-cash changes:
Amortization of debt issue costs	4,984	8,173
Ending balance	$ (23,098)	$ (28,082)